Subsequent events (Details) - EUR (€) € in Millions			1 Months Ended
	Feb. 16, 2023	Feb. 09, 2023	Feb. 28, 2022	Feb. 21, 2023	Dec. 31, 2022
Subsequent events
Potential cash outflow on redemption or repurchase			€ 600
2.00% Senior Notes, due March 2024
Subsequent events
Nominal					€ 750
Interest rate (as percent)					2.00%
2.375% Senior Notes, due May 2025
Subsequent events
Nominal					€ 500
Interest rate (as percent)					2.375%
2.00% Senior Notes, due March 2026
Subsequent events
Nominal					€ 750
Interest rate (as percent)					2.00%
Euro Medium Term Note Programme
Subsequent events
Nominal					€ 5,000
Borrowing related activity | Debt Tender Offer [Member]
Subsequent events
Potential cash outflow on redemption or repurchase		€ 700
Borrowing related activity | 2.00% Senior Notes, due March 2024
Subsequent events
Nominal		€ 750
Interest rate (as percent)		2.00%
Repayment of borrowings	€ 372
Tender offer accepted (as a percent)	49.66%
Borrowing related activity | 2.375% Senior Notes, due May 2025
Subsequent events
Nominal		€ 500
Interest rate (as percent)		2.375%
Repayment of borrowings	€ 208
Tender offer accepted (as a percent)	41.57%
Borrowing related activity | 2.00% Senior Notes, due March 2026
Subsequent events
Nominal		€ 750
Interest rate (as percent)		2.00%
Repayment of borrowings	€ 120
Tender offer accepted (as a percent)	15.96%
Borrowing related activity | Euro Medium Term Note Programme
Subsequent events
Nominal				€ 5,000
Borrowing related activity | 4.375% Note, due August 2031
Subsequent events
Nominal				€ 500
Interest rate (as percent)				4.375%